Note 16 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2021	Dec. 26, 2019	Jul. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Expense, Tax Benefit					$ 2,200	$ 30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 2.71	$ 4.09	$ 1.63
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 25,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)				29,436,670	29,167,803	30,480,317
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number (in shares)				20,229,958	19,457,559
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value				$ 32,300	$ 33,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value				$ 31,400	$ 32,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)				680,385	1,799,665	5,141,331
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 2,000	$ 6,600	$ 40,000
Put Option, Redemption Share (in shares)		3,113,170
Put Option, Underlying Option (in shares)		5,148,777
Liability Balance Related to Modified Options						$ 0
Liability Balance Related to Common Stock	$ 49,700
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years	10 years
Reclassifications of Temporary to Permanent Equity	1,700
Share-based Payment Arrangement, Expense	3,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures, Total (in shares)			3,592,504
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 3 months 18 days
PRC Options [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 24,300
Time and Performance Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					5,749,764		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 5.55	$ 9.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 8,200	$ 9,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)					1,784,993		0
Earn-Out RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Payment Arrangement, Expense					$ 900	400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Fair Value	$ 2,500
Modified Common Stock [Member]
Reclassifications of Temporary to Permanent Equity	39,300
Share-based Payment Arrangement, Expense								$ 500
Modified Options [Member]
Reclassifications of Temporary to Permanent Equity	$ 49,700
Share-based Payment Arrangement, Expense						$ 11,800	$ 29,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)						1,365,503	168,988
Liability Balance Related to Modified Options Reclassified to Liability-classified Outstanding Shares						$ 15,400	$ 5,800
Liability Balance Related to Outstanding Shares Reclassified toTemporary Equity						$ 6,900	$ 0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised (in shares)							521,486
Six Months Completion Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)						690,474
Liability-classified Common Stock [Member]
Share-based Payment Arrangement, Expense						$ 1,200	$ 900
The 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)				22,573,555	20,298,497
The 2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					10 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				6,349,464
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)				$ 4.22
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 73,200	$ 53,000